Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2022
Reportable Segments
presents financial information for the reportable segments
(Dollars in thousands)
	Banking
	Operations	CBRES	Other	Consolidated
As of and for the year ended December 31, 2022
Interest income	$54,416	$-	$15	$54,431
Interest expense	2,796	-	527	3,323
Net interest income	51,620	-	(512)	51,108
Provision for loan losses	1,472	-	-	1,472
Noninterest income	15,012	14	-	15,026
Appraisal management fee income	-	11,663	-	11,663
Noninterest expense	44,433	1,695	638	46,766
Appraisal management fee expense	-	9,264	-	9,264
Income tax expense (benefit)	4,248	166	(242)	4,172
Net income (loss)	$16,479	$552	$(908)	$16,123
Total assets	$1,617,212	$3,227	$488	$1,620,927
As of and for the year ended December 31, 2021
Interest income	$47,171	$-	$8	$47,179
Interest expense	2,930	-	275	3,205
Net interest income	44,241	-	(267)	43,974
Recovery of loan losses	(1,163)	-	-	(1,163)
Noninterest income	16,014	15	-	16,029
Appraisal management fee income	-	8,890	-	8,890
Noninterest expense	42,239	1,163	613	44,015
Appraisal management fee expense	-	7,112	-	7,112
Income tax expense (benefit)	3,836	145	(185)	3,796
Net income (loss)	$15,343	$485	$(695)	$15,133
Total assets	$1,620,933	$2,692	$568	$1,624,193
As of and for the year ended December 31, 2020
Interest income	$47,926	$-	$32	$47,958
Interest expense	3,473	-	363	3,836
Net interest income	44,453	-	(331)	44,122
Provision for loan losses	4,259	-	-	4,259
Noninterest income	16,148	12	-	16,160
Appraisal management fee income	-	6,754	-	6,754
Noninterest expense	42,041	991	625	43,657
Appraisal management fee expense	-	5,274	-	5,274
Income tax expense (benefit)	2,574	116	(201)	2,489
Net income (loss)	$11,727	$385	$(755)	$11,357